Condensed Consolidated Statements of Comprehensive Earnings (Parenthetical) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Unrealized (loss) gain on investments and other financial instruments, tax expenses	$ (3)	$ 8	$ 16	$ 23	$ (23)
Unrealized gain on investments in unconsolidated affiliates tax expense	1	4	7	6	(17)
Unrealized (loss) gain foreign currency translation, tax expense (less than)	(1)	1	4	$ 1	$ (7)
Reclassification adjustment for change in unrealized gains and losses included in net earnings net of tax	$ 1	$ 2	$ 2